GENERAL (Tables) - CT [Member]	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed
Assets (liabilities) acquired:
Cash	$279
Current assets	1,875
Property and equipment	34
Other	69
Core technology (1)	2,400
Customer relationship (2)	4,150
Trade name (3)	630

Total identifiable assets acquired	9,437

Current liabilities	(1,831)
Deferred tax liability, net	(1,916)
Other liabilities	(58)

Total liabilities assumed	(3,805)

Net identifiable assets assumed	5,632
Goodwill (4)	5,437

Net assets acquired	$11,069

(1)
Core technologies represent a combination of Cooltouch processes and trade secrets related to the design and development of its products. Management believes that this proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized using the straight line method over six years.

(2)
Customer relationships represent the underlying relationships and agreements with Cooltouch's installed customer base and are amortized using the method that will reflect the useful lives of such assets, which are estimated over six years.

(3)	The trade name will be amortized using a method that will reflect the useful lives of such assets, which are estimated at six years.

(4)	The goodwill is primarily attributable to expected synergies resulting from the acquisition.

Acquisition Date Fair Value Of Consideration Transferred
Fair value
Purchase price:
Cash	$10,969
Contingent consideration (1)	100

$11,069